Credit Facility and Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Contractual Obligations Under Long-term Debts
The following table summarizes our contractual obligations under long-term debt as at December 31, 2025.

	Payments Due By Period
Contractual Basis	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total

	($ in millions)
Long-term debt obligations	$—	$—	$300.0	$—	$300.0